LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF INVESTMENT

	Long-term Investments	Total	Total
	HK$	HK$	US$

Balance as of January 1, 2023	14,500,000	14,500,000	1,862,963
Addition	26,110,738	26,110,738	3,354,713
Loss due to mark-to-market of a derivative asset	(1,963,000)	(1,963,000)	(252,207)
Balance as of December 31, 2023 and January 1, 2024	38,647,738	38,647,738	4,965,469
Addition	8,500,000	8,500,000	1,092,082
Redemption of investments	(48,253,736)	(48,253,736)	(6,199,650)
Gain on sale of investments	1,105,998	1,105,998	142,099

Balance as of December 31, 2024 and 2025	—	—	—